T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.6%
Convertible Bonds 0.2%
MercadoLibre , 2.00%, 8/15/28 (USD)  396,000 1,327
1,327
Corporate Bonds 0.4%
MercadoLibre , 2.375%, 1/14/26 (USD)  1,925,000 1,914
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 1,342,080 1,096
3,010
Total Argentina (Cost
$4,278
)
4,337
BRAZIL 4.3%
Corporate Bonds 4.3%
Banco BTG Pactual , VR, 7.75%, 2/15/29 (USD) (1)(2) 3,325,000 3,528
Banco do Brasil , VR, 9.00% (USD) (2)(3) 1,815,000 1,986
BRF, 4.875%, 1/24/30 (USD)  4,600,000 4,700
Cosan Overseas, 8.25% (USD) (3) 2,850,000 2,921
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1) 600,000 637
CSN Resources, 7.625%, 2/13/23 (USD) (1) 250,000 260
CSN Resources, 7.625%, 2/13/23 (USD)  1,500,000 1,558
CSN Resources, 7.625%, 4/17/26 (USD)  1,900,000 2,023
Globo Comunicacao e Participacoes , 4.843%, 6/8/25 (USD)  800,000 833
Globo Comunicacao e Participacoes , 4.875%, 1/22/30 (USD) (1) 2,075,000 2,097
Globo Comunicacao e Participacoes , 5.125%, 3/31/27 (USD)  3,825,000 3,941
Klabin Austria, 3.20%, 1/12/31 (USD) (1) 1,160,000 1,105
Petrobras Global Finance, 6.75%, 6/3/50 (USD)  3,150,000 3,368
Usiminas International Sarl , 5.875%, 7/18/26 (USD)  505,000 532
Total Brazil (Cost
$29,327
)
29,489
CHILE 5.6%
Convertible Bonds 0.2%
Liberty Latin America, 2.00%, 7/15/24 (USD)  1,000,000 992
992
Corporate Bonds 5.4%
AES Gener , VR, 7.125%, 3/26/79 (USD) (2) 400,000 430
AES Gener , VR, 7.125%, 3/26/79 (USD) (1)(2) 7,385,000 7,945
Celulosa Arauco y Constitucion , 3.875%, 11/2/27 (USD)  1,775,000 1,916
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (USD)  400,000 431
Celulosa Arauco y Constitucion , 5.15%, 1/29/50 (USD)  4,225,000 4,724
Celulosa Arauco y Constitucion , 5.50%, 4/30/49 (USD) (1) 556,000 648

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Celulosa Arauco y Constitucion , 5.50%, 4/30/49 (USD)  300,000 350
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (1) 2,900,000 2,985
Enel Chile, 4.875%, 6/12/28 (USD)  7,010,000 8,129
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 3,335,000 3,437
VTR Finance, 6.375%, 7/15/28 (USD) (1) 5,492,000 5,947
36,942
Total Chile (Cost
$37,237
)
37,934
CHINA 11.6%
Convertible Bonds 0.1%
Huazhu Group, 3.00%, 5/1/26 (USD) (1) 569,000 838
838
Corporate Bonds 11.5%
21Vianet Group, 7.875%, 10/15/21 (USD)  4,600,000 4,691
Agile Group Holdings, 5.75%, 1/2/25 (USD)  4,650,000 4,766
Bright Food Singapore Holdings Pte , 1.75%, 7/22/25 (EUR)  2,200,000 2,680
Bright Scholar Education Holdings, 7.45%, 7/31/22 (USD)  6,100,000 6,367
China Evergrande Group, 8.25%, 3/23/22 (USD)  1,000,000 953
CIFI Holdings Group, 5.25%, 5/13/26 (USD)  2,100,000 2,160
CIFI Holdings Group, 6.00%, 7/16/25 (USD)  1,786,000 1,902
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  1,749,000 1,871
Country Garden Holdings, 5.625%, 1/14/30 (USD)  3,800,000 4,123
Country Garden Holdings, 7.25%, 4/8/26 (USD)  2,400,000 2,682
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)  3,175,000 3,249
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  5,945,000 6,189
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  2,100,000 2,174
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  1,300,000 1,370
Lenovo Group, 5.875%, 4/24/25 (USD)  3,470,000 3,943
Meituan , 3.05%, 10/28/30 (USD) (1) 1,130,000 1,100
Meituan , 3.05%, 10/28/30 (USD)  1,900,000 1,850
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  3,292,000 3,160
Shimao Group Holdings, 5.20%, 1/30/25 (USD)  975,000 1,018
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  2,270,000 2,450
Times China Holdings, 5.75%, 1/14/27 (USD)  4,350,000 4,214
Times China Holdings, 6.20%, 3/22/26 (USD)  2,320,000 2,375
Times China Holdings, 6.75%, 7/8/25 (USD)  2,300,000 2,409
Times China Holdings, 7.625%, 2/21/22 (USD)  600,000 608
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)  2,201,000 2,162
Yanlord Land HK, 6.80%, 2/27/24 (USD)  4,950,000 5,222
Yuzhou Group Holdings, 6.00%, 1/25/22 (USD)  450,000 435
Yuzhou Group Holdings, 7.70%, 2/20/25 (USD)  1,500,000 1,309

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)  660,000 596
78,028
Total China (Cost
$78,341
)
78,866
COLOMBIA 5.4%
Corporate Bonds 5.4%
Banco de Bogota, 4.375%, 8/3/27 (USD)  3,605,000 3,819
Banco de Bogota, 6.25%, 5/12/26 (USD)  5,350,000 6,012
Bancolombia , VR, 4.625%, 12/18/29 (USD) (2) 6,960,000 7,055
Colombia Telecomunicaciones , 4.95%, 7/17/30 (USD) (1) 1,055,000 1,113
Ecopetrol , 5.875%, 5/28/45 (USD)  1,900,000 2,031
Grupo Aval, 4.375%, 2/4/30 (USD)  5,850,000 5,917
Grupo Energia Bogota, 4.875%, 5/15/30 (USD) (1) 4,325,000 4,799
Millicom International Cellular, 4.50%, 4/27/31 (USD) (1) 3,426,000 3,569
Millicom International Cellular, 6.25%, 3/25/29 (USD)  598,500 667
Millicom International Cellular, 6.625%, 10/15/26 (USD)  1,395,000 1,490
Total Colombia (Cost
$35,772
)
36,472
CONGO (DEMOCRATIC REPUBLIC) 1.1%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  1,200,000 1,341
1,341
Corporate Bonds 0.9%
HTA Group, 7.00%, 12/18/25 (USD) (1) 2,855,000 3,044
HTA Group, 7.00%, 12/18/25 (USD)  2,900,000 3,091
6,135
Total Congo (Democratic Republic) (Cost
$7,132
)
7,476
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 5.875%, 6/11/25 (USD)  4,225,000 4,472
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1) 853,000 801
Total Egypt (Cost
$5,247
)
5,273

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 7.75%, 7/11/22 (USD)  4,925,000 5,230
Total Georgia (Cost
$5,138
)
5,230
HONG KONG 1.1%
Corporate Bonds 1.1%
HKT Capital No 5, 3.25%, 9/30/29 (USD)  635,000 652
JMH, 2.50%, 4/9/31 (USD)  6,866,000 6,799
Total Hong Kong (Cost
$7,481
)
7,451
INDIA 9.2%
Corporate Bonds 8.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,560,000 3,673
ABJA Investment, 5.95%, 7/31/24 (USD)  2,090,000 2,264
Adani Electricity Mumbai, 3.949%, 2/12/30 (USD) (1) 2,175,000 2,198
Adani Electricity Mumbai, 3.949%, 2/12/30 (USD)  1,200,000 1,213
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  2,060,000 1,974
Adani Ports & Special Economic Zone, 4.00%, 7/30/27 (USD)  700,000 740
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  3,720,000 3,901
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  2,387,288 2,467
Adani Transmission, 4.00%, 8/3/26 (USD)  1,500,000 1,603
Adani Transmission, 4.25%, 5/21/36 (USD)  2,320,825 2,402
Bharti Airtel, 3.25%, 6/3/31 (USD) (1) 1,330,000 1,301
Bharti Airtel, 4.375%, 6/10/25 (USD)  450,000 484
Bharti Airtel International Netherlands, 5.125%, 3/11/23 (USD)  750,000 801
Greenko Dutch, 4.875%, 7/24/22 (USD) (1) 1,725,000 1,747
Greenko Dutch, 4.875%, 7/24/22 (USD)  1,250,000 1,266
Greenko Investment, 4.875%, 8/16/23 (USD)  2,300,000 2,340
Housing Development Finance, 8.22%, 3/28/22  130,000,000 1,807
HPCL-Mittal Energy, 5.45%, 10/22/26 (USD)  3,820,000 4,014
ICICI Bank, 3.80%, 12/14/27 (USD)  3,850,000 4,099
India Green Power Holdings, 4.00%, 2/22/27 (USD) (1) 1,750,000 1,761
JSW Steel, 5.95%, 4/18/24 (USD)  1,995,000 2,130
Neerg Energy, 6.00%, 2/13/22 (USD)  2,250,000 2,280
Network i2i, VR, 5.65% (USD) (2)(3) 1,620,000 1,718
Periama Holdings, 5.95%, 4/19/26 (USD)  1,847,000 1,952
Tata Motors, 5.75%, 10/30/24 (USD)  400,000 422
Tata Motors, 5.875%, 5/20/25 (USD)  600,000 637
TML Holdings Pte , 5.50%, 6/3/24 (USD)  4,025,000 4,155

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TML Holdings Pte , 5.75%, 5/7/21 (USD)  1,350,000 1,352
56,701
Government Bonds 0.9%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 2,650,000 2,422
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  3,350,000 3,336
5,758
Total India (Cost
$60,990
)
62,459
INDONESIA 4.4%
Corporate Bonds 4.4%
Adaro Indonesia, 4.25%, 10/31/24 (USD)  4,265,000 4,329
Bank Negara Indonesia Persero , 3.75%, 3/30/26 (USD)  3,230,000 3,266
Bank Tabungan Negara Persero , 4.20%, 1/23/25 (USD)  2,240,000 2,285
Cikarang Listrindo , 4.95%, 9/14/26 (USD)  2,775,000 2,845
Pertamina Persero , 6.50%, 11/7/48 (USD)  1,600,000 2,056
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  2,650,000 2,852
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 325,000 345
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  950,000 1,007
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1) 425,000 493
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD)  525,000 609
Tower Bersama Infrastructure, 2.75%, 1/20/26 (USD)  3,850,000 3,869
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  5,950,000 6,266
Total Indonesia (Cost
$29,454
)
30,222
ISRAEL 2.8%
Corporate Bonds 2.8%
ICL Group, 6.375%, 5/31/38 (USD) (1) 4,250,000 5,376
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 4,900,000 5,310
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23
(USD)  3,518,000 3,505
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26
(USD)  1,000,000 956
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)  350,000 307
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  1,050,000 1,114
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28 (USD)  2,050,000 2,304
Total Israel (Cost
$18,074
)
18,872

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.7%
Corporate Bonds 0.7%
Digicel , 6.75%, 3/1/23 (USD)  1,725,000 1,583
Digicel Group, 10.00% (8.000% Cash and 2.000% PIK or 10%
PIK), 4/1/24 (USD) (4) 1,325,000 1,226
Digicel International Finance, 8.00%, 12/31/26 (USD) (1) 270,688 262
Digicel International Finance, 8.75%, 5/25/24 (USD) (1) 1,693,067 1,752
Total Jamaica (Cost
$4,539
)
4,823
JORDAN 0.5%
Corporate Bonds 0.5%
Hikma Finance USA, 3.25%, 7/9/25 (USD)  3,603,000 3,734
Total Jordan (Cost
$3,647
)
3,734
KAZAKHSTAN 0.9%
Corporate Bonds 0.9%
KazMunayGas National, 5.375%, 4/24/30 (USD)  3,800,000 4,509
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,600,000 1,903
Total Kazakhstan (Cost
$6,552
)
6,412
KUWAIT 2.1%
Corporate Bonds 2.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1) 1,635,000 1,783
Equate Petrochemical, 4.25%, 11/3/26 (USD)  2,475,000 2,698
Kuwait Projects, 4.229%, 10/29/26 (USD)  6,005,000 5,855
MEGlobal Canada, 5.875%, 5/18/30 (USD) (1) 440,000 532
MEGlobal Canada, 5.875%, 5/18/30 (USD)  2,650,000 3,206
Total Kuwait (Cost
$14,055
)
14,074
MACAO 1.6%
Corporate Bonds 1.6%
MGM China Holdings, 5.25%, 6/18/25 (USD) (1) 810,000 845
MGM China Holdings, 5.375%, 5/15/24 (USD) (1) 3,375,000 3,489
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 6,435,000 6,739
Total Macao (Cost
$10,694
)
11,073

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 1.4%
Corporate Bonds 1.4%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  3,150,000 2,891
Gohl Capital, 4.25%, 1/24/27 (USD)  1,750,000 1,860
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  4,425,000 4,710
Total Malaysia (Cost
$9,502
)
9,461
MEXICO 9.1%
Corporate Bonds 8.0%
Alfa, 5.25%, 3/25/24 (USD)  2,700,000 2,958
Axtel , 6.375%, 11/14/24 (USD) (1) 5,104,000 5,321
Banco Mercantil del Norte, VR, 6.75% (USD) (2)(3) 800,000 835
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,400,000 2,635
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1) 2,300,000 2,587
Banco Santander Mexico, VR, 8.50% (USD) (2)(3) 450,000 475
BBVA Bancomer , VR, 5.125%, 1/18/33 (USD) (2) 2,675,000 2,759
BBVA Bancomer , VR, 5.35%, 11/12/29 (USD) (2) 1,000,000 1,032
BBVA Bancomer , VR, 5.875%, 9/13/34 (USD) (1)(2) 5,225,000 5,701
Cemex , 5.45%, 11/19/29 (USD)  5,893,000 6,467
Cometa Energia , 6.375%, 4/24/35 (USD) (1) 4,029,100 4,511
Cometa Energia , 6.375%, 4/24/35 (USD)  937,000 1,049
Controladora Mabe , 5.60%, 10/23/28 (USD) (1) 3,750,000 4,371
Industrias Penoles , 4.75%, 8/6/50 (USD) (1) 1,900,000 1,956
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD) (1) 4,000,000 3,987
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  1,400,000 1,395
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 1,200,000 1,198
Kimberly-Clark de Mexico, 2.431%, 7/1/31 (USD) (1) 1,560,000 1,525
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 3,400,000 3,383
54,145
Government Bonds 1.1%
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  5,875,000 6,149
Petroleos Mexicanos , 6.75%, 9/21/47 (USD)  1,700,000 1,449
7,598
Total Mexico (Cost
$58,935
)
61,743
MOROCCO 1.0%
Corporate Bonds 1.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 4,700,000 5,041

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  1,400,000 1,501
Total Morocco (Cost
$6,282
)
6,542
OMAN 2.1%
Corporate Bonds 2.1%
Lamar Funding, 3.958%, 5/7/25 (USD)  2,500,000 2,509
OmGrid Funding, 5.196%, 5/16/27 (USD)  3,255,000 3,357
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,175,000 2,255
Oztel Holdings, 5.625%, 10/24/23 (USD)  300,000 319
Oztel Holdings, 6.625%, 4/24/28 (USD)  5,650,000 6,208
Total Oman (Cost
$14,094
)
14,648
PANAMA 1.9%
Corporate Bonds 1.9%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 3,700,000 3,440
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,900,000 2,029
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1) 4,875,000 5,176
C&W Senior Financing, 7.50%, 10/15/26 (USD)  900,000 956
Sable International Finance, 5.75%, 9/7/27 (USD) (1) 1,120,000 1,184
Total Panama (Cost
$12,874
)
12,785
PARAGUAY 1.0%
Corporate Bonds 1.0%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 5,325,000 5,645
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  900,000 954
Total Paraguay (Cost
$6,518
)
6,599
PERU 2.5%
Corporate Bonds 2.5%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(2) 3,480,000 3,489
Corp Financiera de Desarrollo , 2.40%, 9/28/27 (USD)  3,100,000 3,067
Hudbay Minerals, 6.125%, 4/1/29 (USD) (1) 900,000 963
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 3,340,000 3,343
Nexa Resources, 5.375%, 5/4/27 (USD)  4,600,000 5,030
Nexa Resources, 6.50%, 1/18/28 (USD)  900,000 1,035
Total Peru (Cost
$16,621
)
16,927

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 3.6%
Corporate Bonds 3.6%
AYC Finance, 5.125% (USD) (3) 800,000 820
FPC Resources, 4.375%, 9/11/27 (USD)  4,447,000 4,755
Globe Telecom, 2.50%, 7/23/30 (USD)  3,020,000 2,865
Globe Telecom, 3.00%, 7/23/35 (USD)  1,975,000 1,834
ICTSI Treasury, 4.625%, 1/16/23 (USD)  200,000 212
ICTSI Treasury, 5.875%, 9/17/25 (USD)  3,650,000 4,269
International Container Terminal Services, 4.75%, 6/17/30 (USD)  1,830,000 2,041
Manila Water, 4.375%, 7/30/30 (USD)  6,700,000 7,053
SM Investments, 4.875%, 6/10/24 (USD)  950,000 1,024
Total Philippines (Cost
$23,890
)
24,873
ROMANIA 0.3%
Corporate Bonds 0.3%
RCS & RDS, 2.50%, 2/5/25 (EUR) (1) 1,900,000 2,224
Total Romania (Cost
$2,094
)
2,224
RUSSIA 0.8%
Corporate Bonds 0.8%
GTLK Europe Capital, 4.65%, 3/10/27 (USD)  1,675,000 1,704
GTLK Europe Capital, 5.95%, 4/17/25 (USD)  3,660,000 3,988
Total Russia (Cost
$5,513
)
5,692
SAUDI ARABIA 1.7%
Corporate Bonds 0.8%
Dar Al- Arkan Sukuk , 6.875%, 3/21/23 (USD)  3,300,000 3,431
Saudi Electricity Global Sukuk , 5.06%, 4/8/43 (USD)  1,700,000 1,952
5,383
Government Bonds 0.9%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 2,324
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  3,350,000 3,621
5,945
Total Saudi Arabia (Cost
$11,444
)
11,328

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 0.4%
Corporate Bonds 0.4%
United Group, 3.125%, 2/15/26 (EUR) (1) 1,300,000 1,480
United Group, 4.875%, 7/1/24 (EUR) (1) 450,000 538
United Group, 4.875%, 7/1/24 (EUR)  525,000 627
Total Serbia (Cost
$2,552
)
2,645
SINGAPORE 0.1%
Convertible Bonds 0.1%
Sea, 2.375%, 12/1/25 (USD) (1) 282,000 721
Total Singapore (Cost
$589
)
721
SOUTH KOREA 1.4%
Corporate Bonds 1.4%
Kookmin Bank, 2.50%, 11/4/30 (USD)  1,100,000 1,070
LG Chem , 3.625%, 4/15/29 (USD)  3,400,000 3,683
Shinhan Bank, 4.00%, 4/23/29 (USD)  1,225,000 1,337
Shinhan Bank, 4.50%, 3/26/28 (USD)  1,300,000 1,440
Shinhan Bank, VR, 3.875%, 12/7/26 (USD) (2) 1,900,000 1,936
Total South Korea (Cost
$9,692
)
9,466
THAILAND 4.2%
Corporate Bonds 4.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 4,300,000 4,337
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(2) 3,380,000 3,409
GC Treasury Center, 2.98%, 3/18/31 (USD) (1) 1,985,000 1,965
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  6,215,000 6,363
Kasikornbank , VR, 3.343%, 10/2/31 (USD) (2) 3,350,000 3,426
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1) 2,288,000 2,356
PTTEP Treasury Center, 2.587%, 6/10/27 (USD)  1,550,000 1,596
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)  1,000,000 1,000
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  5,030,000 4,340
Total Thailand (Cost
$28,586
)
28,792
TURKEY 2.4%
Corporate Bonds 2.4%
Akbank , 5.125%, 3/31/25 (USD)  4,925,000 4,770

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Turk Telekomunikasyon , 6.875%, 2/28/25 (USD) (1) 995,000 1,059
Turk Telekomunikasyon , 6.875%, 2/28/25 (USD)  3,275,000 3,485
Turkiye Sise ve Cam Fabrikalari , 6.95%, 3/14/26 (USD)  4,450,000 4,770
Yapi ve Kredi Bankasi , 5.85%, 6/21/24 (USD)  2,100,000 2,051
Total Turkey (Cost
$16,196
)
16,135
UKRAINE 1.5%
Corporate Bonds 1.5%
Kernel Holding, 6.75%, 10/27/27 (USD) (1) 2,690,000 2,881
Kernel Holding, 6.75%, 10/27/27 (USD)  1,000,000 1,071
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  1,675,000 1,780
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1) 1,300,000 1,348
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  3,150,000 3,266
Total Ukraine (Cost
$9,762
)
10,346
UNITED ARAB EMIRATES 3.6%
Corporate Bonds 3.6%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  5,758,000 6,651
EMG SUKUK, 4.564%, 6/18/24 (USD)  3,600,000 3,842
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 3,970,000 4,252
MAF Global Securities, VR, 6.375% (USD) (2)(3) 7,749,000 8,263
Ruwais Power, 6.00%, 8/31/36 (USD)  1,200,000 1,566
Total United Arab Emirates (Cost
$23,894
)
24,574
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 758 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 1.5%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%, 1/1/23 (1) 675,000 758
758
Corporate Bonds 1.4%
Hyundai Capital America, 5.875%, 4/7/25 (1) 2,400,000 2,767
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 2,950,000 2,998

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 3,715,000 3,954
9,719
Total United States (Cost
$10,079
)
10,477
UZBEKISTAN 0.7%
Corporate Bonds 0.7%
Ipoteka -Bank ATIB, 5.50%, 11/19/25 (USD)  4,350,000 4,470
Total Uzbekistan (Cost
$4,473
)
4,470
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 1,080,000 1,088
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  4,175,000 4,207
Total Vietnam (Cost
$5,242
)
5,295
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 24,463,842 24,464
24,464
U.S. Treasury Obligations 0.5%
U.S. Treasury Notes, 2.625%, 12/15/21 (9) 3,122,000 3,178
3,178
Total Short-Term Investments (Cost $27,642) 27,642
Total Investments in Securities 99.6%
(Cost $664,432) $ 677,582
Other Assets Less Liabilities 0.4% 2,664
Net Assets 100.0% $ 680,246
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$180,279 and represents 26.5% of net assets.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EUR Euro
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
United States 0.1%
Protection Sold (Relevant Credit: Markit
CDX.EM-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 5,100 (211) (168) (43)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 8,300 752 715 37
Total United States (6)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (6)
Total Centrally Cleared Swaps (6)
Net payments (receipts) of variation margin to date 58
Variation margin receivable (payable) on centrally cleared swaps $ 52
** Includes interest purchased or sold but not yet collected of $11.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/21/21 USD 2,634 EUR 2,169 $ 88
UBS Investment Bank 5/21/21 USD 5,216 EUR 4,305 162
Net unrealized gain (loss) on open forward
currency exchange contracts $ 250

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 33 Euro BOBL contracts 6/21 (5,228) $ (4)
Short, 332 U.S. Treasury Notes ten year contracts 6/21 (43,471) 584
Short, 11 Ultra U.S. Treasury Bonds contracts 6/21 (1,993) 8
Net payments (receipts) of variation margin to date (496)
Variation margin receivable (payable) on open futures contracts $ 92

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 24,637  ¤  ¤ $ 24,464^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,464.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Emerging Markets Corporate Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F193-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 649,940 $ — $ 649,940
Common Stocks — — — —
Short-Term Investments 24,464 3,178 — 27,642
Total Securities 24,464 653,118 — 677,582
Swaps* — 37 — 37
Forward Currency Exchange
Contracts — 250 — 250
Futures Contracts* 592 — — 592
Total $ 25,056 $ 653,405 $ — $ 678,461
Liabilities
Swaps* $ — $ 43 $ — $ 43
Futures Contracts* 4 — — 4
Total $ 4 $ 43 $ — $ 47
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.